CONVERTIBLE NOTES - Key assumptions used in determining fair value of 2024 Convertible Note (Details) - 2024 Convertible Notes	Jun. 30, 2024
Risk-free interest rate
CONVERTIBLE NOTES
Measurement input	0.0504
Volatility
CONVERTIBLE NOTES
Measurement input	0.4864
Bond yields
CONVERTIBLE NOTES
Measurement input	0.0650
Dividend rate
CONVERTIBLE NOTES
Measurement input	0